FINANCIAL INSTRUMENTS Notional Amounts of Derivative Instruments Outstanding (Details) (USD $) In Millions, unless otherwise specified	Aug. 31, 2013	Aug. 31, 2012
Designated as Hedging Instrument [Member]
Notional Amount of Derivatives, [Abstract]
Total Derivatives	$ 1,133	$ 987
Not Designated as Hedging Instrument [Member]
Notional Amount of Derivatives, [Abstract]
Total Derivatives	1,405	1,467
Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member]
Notional Amount of Derivatives, [Abstract]
Total Derivatives	261	397
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member]
Notional Amount of Derivatives, [Abstract]
Total Derivatives	1,188	949
Commodity Contract [Member] | Designated as Hedging Instrument [Member]
Notional Amount of Derivatives, [Abstract]
Total Derivatives	872	590
Commodity Contract [Member] | Not Designated as Hedging Instrument [Member]
Notional Amount of Derivatives, [Abstract]
Total Derivatives	217	357
Interest Rate Contracts [Member] | Not Designated as Hedging Instrument [Member]
Notional Amount of Derivatives, [Abstract]
Total Derivatives	$ 0	$ 161